UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  	[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Bank of Ireland Asset Management
Address: 	40 Mespil Road
         	Dublin 4
         	Ireland

13F File Number:  28-06734

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Keith Walsh
Title:  Head of Compliance & Risk
Phone:  011 353 1 6378119
Signature, Place, and Date of Signing:
Keith Walsh, Dublin, Ireland   October 25th, 2006

Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
Form 13F Information Table Entry Total:         48
Form 13F Information Table Value Total:   	$7,782,745
List of Other Included Managers:
No.  13F File Number     Name

Name of Issuer                  Title of ClassCUSIP      Value (x$Shares / PSH / PPut /InvestmenOtherVoting AuthoSharedNone
New Ireland Fund Com USD0.01    COM            645673104      8399    290268  SH       SOLE                290268
Elan Corp ADR                   ADR            284131208       308     20000  SH       SOLE                 20000
Iona Tech ADS Rep 1 Ord EUR0.002Sponsored ADR 46206P109       3883    864802  SH       SOLE                864802
PPG Industries Com USD1.666     COM            693506107     36035    528996  SH       SOLE                528996
Dover Corp Com USD1.00          COM            260003108     52329   1092923  SH       SOLE               1092923
Johnson & Johnson Com USD1.00   COM            478160104    380644   5865091  SH       SOLE               5865091
Altria Group Inc Com USD0.333333COM            2209S103     421465   5476057  SH       SOLE               5476057
United Technologies Com USD1.00 COM            913017109    478429   7517741  SH       SOLE               7517741
ACE Ltd USD.04166               Ord           G0070K103     299706   5430936  SH       SOLE               5430936
Aflac Com USD0.10               COM             1055102      35467    771021  SH       SOLE                771021
Boeing Co USD5.00               COM            97023105     227919   2875403  SH       SOLE               2875403
JP Morgan Chase & Co USD1.00    COM           46625H100     269217   5709799  SH       SOLE               5709799
Clear Channel Comm Com USD0.10  COM            184502102     28626    989304  SH       SOLE                989304
Citigroup Com USD0.01           COM            172967101    354952   7108989  SH       SOLE               7108989
Morgan Stanley Com USD0.01      COM            617446448    121176   1662332  SH       SOLE               1662332
First Data Corp Com USD0.01     COM            319963104    253530   6069679  SH       SOLE               6069679
Gannett Com USD1.00             COM            364730101    110208   1949715  SH       SOLE               1949715
General Dynamics Corp Com USD1.0COM            369550108    266983   3686597  SH       SOLE               3686597
Harley Davidson Com USD0.01     COM            412822108     36090    568307  SH       SOLE                568307
Home Depot Com USD0.05          COM            437076102    155302   4234551  SH       SOLE               4234551
Illinois Tool Works Com NPV     COM            452308109    266926   5882658  SH       SOLE               5882658
IBM Corp Com USD0.20            COM            459200101    380232   4638387  SH       SOLE               4638387
Johnson Controls Com USD0.167   COM            478366107     42410    586334  SH       SOLE                586334
MBIA Com USD1.00                COM           55262C100      72561   1175357  SH       SOLE               1175357
McGraw-Hill Co's Com USD1.00    COM            580645109     77778   1358559  SH       SOLE               1358559
Medtronic Com USD0.10           COM            585055106     15974    344782  SH       SOLE                344782
Merrill Lynch & Co Com USD1.333 COM            590188108    371932   4702347  SH       SOLE               4702347
Microsoft Corp Com USD0.0000125 COM            594918104    257593   9406340  SH       SOLE               9406340
Nike Class 'B' Com NPV          CL B           654106103    186573   2113420  SH       SOLE               2113420
Wells Fargo & Co Com USD1.667   COM            949746101    277343   7677318  SH       SOLE               7677318
PepsiCo Capital USD0.017        COM            713448108    145850   2233531  SH       SOLE               2233531
Pfizer Com USD0.05              COM            717081103     96129   3397968  SH       SOLE               3397968
Aetna Inc USD0.01               COM             817Y108      63249   1626570  SH       SOLE               1626570
Chevron Cor Com USD0.75         COM            166764100    353298   5474946  SH       SOLE               5474946
Toll Bros Inc Com US$0.01       COM            889478103    122317   4291838  SH       SOLE               4291838
Conocophillips USD0.01          COM           20825C104     219788   3729329  SH       SOLE               3729329
Xerox Corp Com USD1.00          COM            984121103     33324   2162496  SH       SOLE               2162496
Accenture USD0.00002            CLA           G1150G111     364968  11535004  SH       SOLE              11535004
ICon Spon ADR Each 1 Rep 1 Shr  Sponsored ADR 45103T107       5079     71646  SH       SOLE                 71646
Talisman Energy                 COM            87425E103     29248   1787481  SH       SOLE               1787481
PETRO-CANADA COM NPV            COM            71644E102    317312   7756558  SH       SOLE               7756558
Canadian Pacific Railway Com NPVCOM           13645T100     179080   3619732  SH       SOLE               3619732
Penn West Energy Trust          Tr Unit        707885109     65752   1761241  SH       SOLE               1761241
Cemex SAB Spons ADR Part Cert   Sponsored ADR  151290889    156160   5187184  SH       SOLE               5187184
Icici Bank Ltd - Spon ADR REP 2 ADR           45104G104      68094   2218414  SH       SOLE               2218414
Petroleo Brasileiro SA-ADR EACH Sponsored ADR 71654V408       5012     59847  SH       SOLE                 59847
Taiwan SemiConductor ADR        Sponsored ADR  874039100     52595   5475833  SH       SOLE               5475833
Posco Spon ADR Rep 1/4 Ord (LvliSponsored ADR  693483109     15502    238855  SH       SOLE                238855